As filed with the Securities and Exchange Commission on March 8, 2004
Registration No. 33-54126; 811-7332

SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _
Post-Effective Amendment No. 48 X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _
Amendment No. 52 _
(Check appropriate box or boxes)
________________________

BARCLAYS GLOBAL INVESTORS FUNDS
(Exact Name of Registrant as specified in Charter)
45 Fremont Street
San Francisco, CA 94105
(Address of Principal Executive Offices, including Zip Code)

Registrant's telephone number, including area code: (877) 244-1544

Susan C. Mosher
c/o Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116
(Name and Address of Agent for Service)

With a copy to:
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Avenue, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

_	Immediately upon filing pursuant to Rule 485(b), or	X	on April 7, 2004 pursuant to Rule 485(b)
_	60 days after filing pursuant to Rule 485(a)(1), or	_	on [_________] pursuant to Rule 485(a)(1)
_	75 days after filing pursuant to Rule 485(a)(2), or	_	on [_________] pursuant to Rule 485(a)(2)

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 48 to the Registration Statement of Barclays Global Investors Funds (the "Trust") is being filed to delay the effectiveness of Post-Effective Amendment No. 46 until April 8, 2004. Parts A and B are incorporated by reference to Post-Effective Amendment No. 46 which was filed pursuant to Rule 485(a) on January 8, 2004 (accession # 0001193125-04-002206). Part C is incorporated by reference to Post-Effective Amendment No. 44 which was filed pursuant to Rule 485(a) on November 10, 2003 (accession # 0001193125-03-076330). This Amendment does not affect the Registration Statement for any other funds of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, this Post-Effective Amendment to the Registration Statement on Form N-1A, pursuant to the Rule 485(b) under the Securities Act of 1933, has been signed on behalf of Barclays Global Investors Funds by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 8th day of March, 2004.

BARCLAYS GLOBAL INVESTORS FUNDS

By: /s/ Michael A. Latham
Michael A. Latham
Secretary and Treasurer
(Principal Financial and Accounting Officer)

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title
/s/ Michael A. Latham (Michael A. Latham)	Secretary and Treasurer (Principal Financial and Accounting Officer)
* (Mary G. F. Bitterman)	Trustee
* (Jack S. Euphrat)	Trustee
* (W. Rodney Hughes)	Trustee
* (Lee T. Kranefuss)	Chairman, President and Trustee (Principal Executive Officer)
* (Richard K. Lyons)	Trustee
* (Leo Soong)	Trustee

*By: /s/ Michael A. Latham
Michael A. Latham
As Attorney-in-Fact pursuant to powers of attorney as previously filed
March 8, 2004